Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 463,989	$ 293,312
Restricted cash	2,154	4,817
Margin deposits	4,470	4,270
Time deposits	5,000	5,000
Trade accounts receivable, net (Note 15)	66,548	41,079
Capitalized voyage expenses	1,167	777
Advances and other (Note 15)	25,652	19,461
Inventories	21,702	12,591
Investments In Debt Securities held to maturity, short-term (Note 10)	15,143	15,141
Investment In Debt Securities, available for sale (Note 10)	0	15,494
Prepaid insurance and other	3,634	8,627
Receivable, short-term (Note 4)	4,418	12,767
Current portion of financial instruments - Fair value (Notes 8, 13)	2,381	1,296
Total current assets	616,258	434,632
Derivative Instruments and Hedges, Noncurrent	342	0
Operating Lease, Right-of-Use Asset	1,700	7,770
Other Assets, Noncurrent	15,233	0
Debt Securities	91,270	25,233
FIXED ASSETS (Note 5)
Advances for vessels under construction	470,050	301,868
Vessels	4,388,977	4,344,691
Accumulated depreciation	(1,233,695)	(1,188,616)
Vessels' Net Book Value	3,155,282	3,156,075
Total fixed assets	3,625,332	3,457,943
Deferred Costs, Noncurrent	27,580	27,503
Total assets	4,377,715	3,953,081
CURRENT LIABILITIES:
Current portion of long - term debt and other financial liabilities (Note 7)	250,376	301,734
Payables	52,876	42,676
Due to related companies (Note 2)	$ 9,712	$ 3,170
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Dividends payable	$ 30,126	$ 15,064
Accrued liabilities (Note 15)	82,849	68,117
Unearned revenue	11,859	17,273
Current portion of obligations under operating leases (Note 4)	1,700	7,770
Current portion of financial liability under operating leases (Note 4)	138	249
Current portion of financial instruments - Fair value (Notes 8, 13)	561	1,987
Total current liabilities	440,197	458,040
Long-Term Debt and Lease Obligation	1,851,801	1,619,241
Below Market Lease, Net	8,224	12,322
Other Accrued Liabilities, Noncurrent	22,726	0
Derivative Liability, Noncurrent	110	473
Preferred shares, $ 1.00 par value; 25,000,000 shares authorized, 4,745,947 Series E Preferred Shares and 6,747,147 Series F Preferred Shares issued and outstanding at June 30, 2026 and December 31, 2025	11,493	11,493
Common shares, $ 5.00 par value; 60,000,000 shares authorized at June 30, 2026 and December 31, 2025; 30,805,776 shares issued and 30,127,603 shares outstanding at June 30, 2026 and December 31, 2025	151,541	151,541
Additional paid-in capital	927,789	926,769
Cost of treasury stock	(6,791)	(6,791)
Accumulated other comprehensive loss	(2,371)	(1,886)
Retained earnings	922,866	738,350
Total Tsakos Energy Navigation Limited stockholders' equity	2,004,527	1,819,476
Non-controlling Interest	50,130	43,529
Total stockholders' equity	2,054,657	1,863,005
Total liabilities and stockholders' equity	$ 4,377,715	$ 3,953,081